SHARE-BASED COMPENSATION - Summary of Share-Based Payment Award, Employee Stock Purchase Plan, Valuation Assumptions (Detail)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Expected term, in years	4 years 6 months 25 days	4 years 6 months 25 days	4 years 7 months 2 days
Expected volatility	67.00%	69.00%	67.00%
Risk-free interest rate,minimum	3.74%	3.72%	4.30%
Risk-free interest rate,maximum	4.10%	4.40%	4.55%
Expected dividend yield	0.00%	0.00%	0.00%